Subsidiaries	12 Months Ended
Mar. 31, 2022
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Subsidiaries
29.	Subsidiaries

(1)	Major consolidated subsidiaries
The following table sets forth the major consolidated subsidiaries owned, directly or indirectly, by Sony Group Corporation.

Name of company	Country of incorporation /residence	(As of March 31, 2022) Percentage owned

Sony Interactive Entertainment Inc.	Japan	100.0
Sony Music Entertainment (Japan) Inc.	Japan	100.0
Sony Corporation	Japan	100.0
Sony Global Manufacturing & Operations Corporation	Japan	100.0
Sony Semiconductor Solutions Corporation	Japan	100.0
Sony Semiconductor Manufacturing Corporation	Japan	100.0
Sony Network Communications Inc.	Japan	100.0
Sony Marketing Inc.	Japan	100.0
Sony Storage Media Solutions Corporation	Japan	100.0
Sony Financial Group Inc.	Japan	100.0
Sony Life Insurance Co., Ltd.	Japan	100.0
Sony Bank Inc.	Japan	100.0
Sony Assurance Inc.	Japan	100.0
Sony Corporation of America	U.S.A.	100.0
Sony Interactive Entertainment LLC	U.S.A.	100.0
Sony Music Entertainment	U.S.A.	100.0
Sony Music Publishing LLC	U.S.A.	100.0
Sony Pictures Entertainment Inc.	U.S.A.	100.0
Sony Electronics Inc.	U.S.A.	100.0
Sony Europe B.V.	U.K.	100.0
Sony Interactive Entertainment Europe Ltd.	U.K.	100.0
Sony Global Treasury Services Plc	U.K.	100.0
Sony Overseas Holding B.V.	Netherlands	100.0
Sony (China) Limited	China	100.0
Sony EMCS (Malaysia) Sdn. Bhd.	Malaysia	100.0
Sony Electronics (Singapore) Pte. Ltd.	Singapore	100.0

(2)	Subsidiaries with material noncontrolling interests
SFGI had noncontrolling interests that were material to Sony as of April 1, 2020. Sony acquired all of the common shares and the related stock acquisition rights of SFGI and increased its ownership from 65.1% to 100% in the fiscal year ended March 31, 2021. Accordingly, the summarized financial information relating to SFGI is shown only for April 1, 2020. The summarized financial information shows amounts before elimination of intercompany transactions. On October 1, 2021, SFGI changed its company name from SFH.
Sony Financial Group Inc. and its consolidated subsidiaries

Yen in millions
April 1, 2020
Shareholding ratio of noncontrolling interests	34.9%
Cumulative amount of noncontrolling interests	1,074,469

Yen in millions
April 1, 2020
Current assets	1,124,209
Non-current assets	16,809,378
Current liabilities	3,406,291
Non-current liabilities	11,470,701